Debt (Derivatives) (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 16, 2013	Nov. 30, 2013	Feb. 01, 2015	Nov. 22, 2013
2.25% Senior Notes due September 10, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Derivative, basis point spread on variable rate				0.88%
3.95% Senior Notes due September 15, 2020 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Derivative, basis point spread on variable rate				1.83%
5.40% Senior Notes due March 1, 2016 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Derivative, basis point spread on variable rate			3.00%
Interest Rate Swap [Member] | 2.25% Senior Notes due September 10, 2018 [Member]
Derivative [Line Items]
Derivative, notional amount				$ 500
Derivative, maturity date		Sep. 10, 2018
Asset fair value of interest rate swap agreements			$ 8
Interest Rate Swap [Member] | 3.95% Senior Notes due September 15, 2020 [Member]
Derivative [Line Items]
Derivative, notional amount				$ 500
Derivative, maturity date		Sep. 15, 2020
Asset fair value of interest rate swap agreements			25
Interest Rate Swap [Member] | 5.40% Senior Notes due March 1, 2016 [Member]
Derivative [Line Items]
Derivative, notional amount			$ 500
Derivative, maturity date			Mar. 01, 2016
Asset fair value of interest rate swap agreements			$ 19
Interest Rate Swap [Member] | 5.25% Senior Notes due December 16, 2013 [Member]
Derivative [Line Items]
Derivative, notional amount	$ 1,250
Derivative, maturity date	Dec. 16, 2013
Cross Currency Swap [Member]
Derivative [Line Items]
Derivative, notional amount			676
Asset fair value of cash flow hedge			$ 72